Shareholder Report, Holdings (Details)	May 31, 2026
C000129672 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000129672 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000129672 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000129672 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129672 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129672 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000129672 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129672 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129672 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129672 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129672 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000129672 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000129672 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000129672 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129672 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000129673 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000129673 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000129673 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000129673 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129673 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000129673 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000129673 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129673 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129673 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000129673 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000129673 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000129673 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000129673 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000129673 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000129673 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000169047 | Top10HoldingT. Rowe Price Growth Stock FundBNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000169047 | Top10HoldingT. Rowe Price Value FundBNY-779578400
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000169047 | Top10HoldingT. Rowe Price New Income FundBNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000169047 | Top10HoldingT. Rowe Price Equity Index 500 FundBNY-779552504
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169047 | Top10HoldingT. Rowe Price U.S. Large-Cap Core FundBNY-74149R404
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000169047 | Top10HoldingT. Rowe Price Limited Duration Inflation Focused Bond FundBNY-872798301
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000169047 | Top10HoldingT. Rowe Price International Value Equity FundBNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169047 | Top10HoldingT. Rowe Price Overseas Stock FundBNY-87281D835
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000169047 | Top10HoldingT. Rowe Price International Stock FundBNY-87281D843
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000169047 | Top10HoldingT. Rowe Price Real Assets FundBNY-87279W308
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000169047 | Sector0BNY-77958E208
Holdings [Line Items]
Percent of Net Asset Value	51.60%
C000169047 | Sector0BNY-87281D827
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000169047 | Sector0BNY-779570506
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000169047 | Sector0BNY-87281D850
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169047 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.20%